AXA PREMIER VIP TRUST

SUPPLEMENT DATED MARCH 22, 2011 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2010, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a portfolio manager change for the Multimanager Small Cap Growth Portfolio (the “Portfolio”).

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Effective immediately, Jerome “Cam” Philpott no longer serves as a portfolio manager to the allocated portion of the Portfolio advised by Wells Capital Management Inc. Accordingly, all references to Mr. Philpott in the Prospectus are hereby deleted.

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The following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: Wells Capital Management Inc. – Portfolio Manager” of the Prospectus:

Name	Title	Date Began Managing a Portion of the Portfolio
Stuart Roberts	Senior Portfolio Manager	September 2004

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The following information replaces in its entirety the information under the section “More About the Manager and Sub-Advisers – Multimanager Small Cap Growth Portfolio – Wells Capital Management Inc.” of the Prospectus:

Stuart Roberts

Stuart Roberts is primarily responsible for the day-to-day management of an Allocated Portion of the Portfolio managed by Wells Capital Management. Mr. Roberts, Senior Portfolio Manager, joined Wells Capital Management in 2003. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management, which he joined in 1990 as founder of the Small Cap Growth Equity Strategy. He has specialized in small-cap growth investments since 1983.